SHAREHOLDERS' EQUITY - Schedule of Recognized Stock-based Compensation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Stock-based compensation expense	$ 3,022	$ 1,436	$ 1,148
Cost of revenues
Stock-based compensation expense	477	256	134
Research and development [Member]
Stock-based compensation expense	696	393	243
Marketing and selling [Member]
Stock-based compensation expense	195	22	57
General and administrative [Member]
Stock-based compensation expense	$ 1,654	$ 765	$ 714